LOAN RECEIVABLES	9 Months Ended
Sep. 30, 2025
Loan Receivables
LOAN RECEIVABLES

10. LOAN RECEIVABLES

From March 31, 2023 to September 30, 2025, Anhui Zhongjun Enterprise Management Co., Ltd (“Anhui Zhongjun”) borrowed a total of USD 17,539,000 from Antelope Enterprise Holdings (Chengdu) Co., Ltd with annual interest rate of 4.35%. On December 31, 2024, AEHL Chengdu signed a debt transfer agreement with Lei Deng, Xiaorong Yang and Anhui Zhongjun, wherein Lei Deng and Xiaorong Yang transferred total debt of USD 799,000 that AEHL Chengdu owed them to Anhui Zhongjun. For the year ended December 31, 2024, the Company recorded $543,000 interest income for this loan. As of September 30, 2025 and December 31, 2024, the balance of this loan receivables was USD 19,895,000 and USD 18,873,000, respectively. This loan and related interest will be repaid in 2026.

At September 30, 2025, the Company assessed whether the credit risk on a financial instrument has increased significantly since initial recognition, and concluded no loss allowance for expected credit loss (“ECL”) needs to be recorded for loan receivables as a result of the repayment date is not due yet.